Standards, Amendments, And Interpretation Of International Financial Reporting Standards	12 Months Ended
Dec. 31, 2020
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Standards, Amendments, And Interpretation Of International Financial Reporting Standards

3	STANDARDS, AMENDMENTS, AND INTERPRETATION OF INTERNATIONAL FINANCIAL REPORTING STANDARDS

a)	New standards and amendments to standards and interpretations adopted by the Company in 2020
The following accounting standards (IFRS), amendments to standards and interpretations are effective as of January 1, 2020, and have had no impact on the Company’s consolidated financial statements:

•	Amendments to IAS 1 and IAS 8 - Definition of materiality.
The amendments provide a new definition of “materiality” as information the omission of which, through error or obstruction, would reasonably be expected to influence the decision-making of the primary users of the financial statements. The amendments clarify that materiality will depend on the nature or extent of information, individually or aggregated with other information, in the context of the financial statements.

•	Amendments to IFRS 3 - Definition of a Business
The amendments provide a new definition of business that requires an acquisition to include at least one input and one substantive process that together contribute significantly to the ability to create products. The definition of the term “products” is modified to focus on goods and services provided to customers, generating investment and other income, and excludes returns in the form of lower costs, savings and other economic benefits.

•	Amendments to IFRS 7, IFRS 9 and IAS 39 - Benchmark interest rate reform
The amendments to IFRS 7 Financial Instruments: Disclosures, IFRS 9 Financial Instruments and IAS 39 Financial Instruments: Recognition and Measurement provide certain exemptions in relation to benchmark interest rate reforms. The exemptions relate to hedge accounting and have the effect that the reforms should generally not cause the termination of hedge accounting. However, any hedge ineffectiveness will continue to be recorded in the income statement.

•	Modifications to the Conceptual Framework for Financial Reporting
The revised conceptual framework includes some new concepts and definitions, as well as criteria for recognition of assets and liabilities, and clarifies some concepts. In particular, the IASB has issued a revised Conceptual Framework to be used for standard-setting decisions with immediate effect. Key changes include:

(i)	Increasing the importance of management in the objective of financial reporting.

(ii)	Restoring prudence as a component of neutrality.

(iii)	Defining a reporting entity, which may be a legal entity, or a part of an entity.

(iv)	Revise the definitions of an asset and a liability.

(v)	Eliminate the probability threshold for recognition and add guidance on derecognition.

(vi)	Add guidance on different measurement bases; and

(vii)
establishing that profit or loss is the primary performance indicator and that, in principle, income and expenses in other comprehensive income should be recycled when this improves the relevance or faithful representation of the financial statements.

These amendments had no impact on the consolidated financial statements and are not expected to have future impacts on the Company.

•	Amendment to IFRS 16 “Leases” – Rent decrease related to Covid-19
This amendment was issued on May 28, 2020, is applicable for annual periods beginning on June 1, 2020 and provides an exemption in relation to the accounting treatment of lease modifications under IFRS 16 to lessees that obtain lease modifications in the context of
Covid-19
(payment holidays and extension of lease payments).
The application of this amendment had no significant impact on the Company’s consolidated financial statements as of December 31, 2020.

b)	New standards and interpretations that have not been adopted in advance
The following standards, amendments to standards and interpretations have been published with application for periods beginning after the date of presentation of these financial statements and have not been adopted in advance:

•	Amendment to IAS 1: Classification of Liabilities as current or non-current.
The amendments to IAS 1 Presentation of Financial Statements clarify that liabilities are classified as current or non-current,
depending on the rights that exist at the end of the reporting period. The classification is not affected by the entity’s expectations or events after the reporting date (e.g., receipt of a waiver or breach of covenant).
The amendments also clarify what IAS 1 means when it refers to the ‘settlement’ of a liability.
The amendments could affect the classification of liabilities, particularly for entities that previously considered management’s intentions in determining classification and for some liabilities that may be converted to equity.
The amendments should be applied retrospectively in accordance with the normal requirements of IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.
The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and should be applied retrospectively.

•	Amendment to IAS 16 - Property, Plant and Equipment: Property, Plant and Equipment: Property, Plant and Equipment: Product before use
This amendment prohibits entities from deducting from the cost of an item of Property, Plant and Equipment any income from the sale of items produced while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity should recognize the proceeds from the sale of such items, and the production costs associated with those items, in profit or loss.
Likewise, the amendment clarifies that when IAS 16 indicates that an entity is “testing whether the asset is operating properly”, it refers to the physical and technical evaluation, the financial performance of the asset being not relevant.
This modification is effective from January 1, 2022 and must be applied retrospectively.

•	Amendments to IFRS 3 - reference to the Conceptual Framework
Minor amendments were made to IFRS 3 Business Combinations to update the references to the Conceptual Framework for Financial Reporting and to add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and IFRIC Interpretation 21 Liens.
The amendments also confirm that contingent assets should not be recognized at the acquisition date.
The amendment will be effective for annual reporting periods on or after January 1, 2022.

•	Onerous Contracts - Cost of fulfilling a contract - Amendments to IAS 37
In May 2020, the International Accounting Standards Board issued amendments to IAS 37 to specify which cost an entity needs to include when assessing whether a contract is onerous or loss making.
The amendment to IAS 37 clarifies that direct contract performance costs include both incremental contract performance costs and an allocation of other costs directly related to the performance of contracts. Before recognizing a separate provision for an onerous contract, an entity recognizes any impairment loss that has occurred on assets used to fulfill the contract.
The amendment is effective for annual reporting periods beginning on or after January 1, 2022.
The Company will apply this modification to contracts for which it has not yet fulfilled all its obligations at the beginning of the annual reported period, in which it is the first time the modifications are applied.

•	Annual Improvements to IFRSs 2018-2020 Cycle
As part of its 2018-2020 annual improvements to the IFRS standard process in May 2020 the IASB issued the following amendments:

(i)	IFRS 9 Financial Instruments - clarifies which fees should be included in the 10% test for derecognition of financial liabilities.

(ii)
IFRS 16 Leases - amended Illustrative Example 13 to remove the illustration of lessor payments related to leasehold improvements, to eliminate any misinterpretation on the treatment of lease incentives.

(iii)
IFRS 1 First-time Adoption of International Financial Reporting Standards - permits entities that have measured their assets and liabilities at the carrying amounts recorded in the books of their parent to also measure any cumulative translation differences using the amounts reported by the parent. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exception.

The amendments will be effective for annual reporting periods beginning on or after January 1, 2022 with early adoption permitted.

•	Amendment to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
The IASB has made limited scope amendments to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures”.
The amendments clarify the accounting treatment of sales or contributions of assets between an investor and its associates or joint ventures. They also confirm that the accounting treatment will depend on whether the non-cash
assets sold or contributed to an associate or joint venture constitute a “business” (as defined in IFRS 3 “Business Combinations”).
When the
non-monetary
assets constitute a business, the investor shall recognize the full gain or loss from the sale or contribution of the assets. If the assets do not meet the definition of a business, the gain or loss is recognized by the investor only to the extent of the investment of the other investors in the joint venture associate. These amendments will be applied prospectively.
In December 2015, the IASB decided to defer the date of application of this amendment until its research project on the equity method has been completed.
The amendments will be effective for annual reporting periods beginning on or after January 1, 2023 and should be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applied the amendment.
The Company is currently evaluating the impact that the modifications or amendments described before may have on current practice.